Improvements to Concession Assets - Summary of the Net Amounts of Improvements to Concession Assets (Detail) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Service Concession Arrangements [Abstract]
Improvements to concession assets	$ 8,600,742	$ 7,567,539	$ 7,204,802
Construction in-progress	2,382,118	2,376,483	1,707,742
Total amounts	$ 10,982,860	$ 9,944,022	$ 8,912,544